CONTRACTUAL RIGHTS AND OBLIGATIONS - Reconciliation of liabilities arising from financing activities (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 855.4
Cash - Borrowings	734.3
Cash - Repayments	(746.5)
Cash - Other changes	(0.8)
End balance	842.4
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	855.4
Cash - Borrowings	734.3
Cash - Repayments	(746.5)
Cash - Other changes	(0.8)
End balance	$ 842.4